STOCKHOLDERS' DEFICIENCY: Schedule of Warrants outstanding and exercisable by price range (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Warrants outstanding and exercisable by price range

Outstanding Warrants			Exercisable Warrants
Exercise Price	Number	Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price
$0.05	1,000,000	0.95	$0.05	1,000,000	$0.05
0.06	16,050,000	1.84	0.06	16,050,000	0.06
0.07	2,500,000	1.95	0.07	2,500,000	0.07
0.08	30,468,477	1.71	0.08	30,468,477	0.08
0.09	225,000	1.06	0.09	225,000	0.09
0.10	124,573,734	2.61	0.10	124,573,734	0.10
0.11	3,704,795	3.48	0.11	3,704,795	0.11
0.12	15,375,000	4.93	0.12	15,375,000	0.12
0.14	2,550,000	3.00	0.14	2,550,000	0.14
0.18	400,000	4.24	0.18	400,000	0.18
	196,547,006	2.60		196,547,006	$0.09

2019 Omnibus Long-Term Incentive Plan
Schedule of Warrants outstanding and exercisable by price range

Outstanding Options			Exercisable Options
		Average
		Weighted			Weighted
		Remaining			Average
Range of	Number	Contractual Life in Years	Exercise Price	Number	Exercise Price

$0.10	28,000,000	9.88	$0.10	28,000,000	$0.10
0.14	1,000,000	9.94	0.14	1,000,000	0.14
	29,000,000	9.88		29,000,000	$0.10

Executive Compensation
Schedule of Warrants outstanding and exercisable by price range

Outstanding Warrants			Exercisable Warrants
Range of	Number	Average Weighted Remaining Contractual Life in Years	Exercise Price	Number	Weighted Average Exercise Price

$0.05	1,250,000	1.70	$0.05	1,250,000	$0.05
0.06	16,050,000	2.59	0.06	16,050,000	0.06
0.07	3,000,000	2.70	0.07	3,000,000	0.07
0.08	36,905,977	2.18	0.08	36,905,977	0.08
0.09	704,833	2.53	0.09	704,833	0.09
0.10	131,038,734	4.13	0.10	131,038,734	0.10
0.11	2,204,795	4.42	0.11	2,204,795	0.11
0.12	100,000	3.12	0.12	100,000	0.12
0.14	2,550,000	4.67	0.14	2,550,000	0.14
0.18	400,000	0.37	0.18	400,000	0.18
	194,204,339	4.34		194,204,339	$0.09